Capital management (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Capital Management [Abstract]
Summary of Financial Covenants Under Lending Agreements

	As at December 31
	2024	2023
Components of capital
Shareholders' equity	$1,405.8	$1,643.8
Long-term debt	$339.2	$224.9